Loans receivables (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Entity Information [Line Items]
Beginning of the year			₩ 1,853,750		₩ 1,853,750
Write-off of allowance for doubtful accounts			(1,853,750)
Ending of the year					1,853,750
Beginning of the year	[1],[2]	875,678	533,862		952,170
Reversal of allowance for doubtful accounts		(287,100)		[1],[2]	(489,720)	[1],[2]
Other bad debt expenses			341,816	[1]	71,412	[1]
Ending of the year	[1],[2]		875,678		₩ 533,862
Reclassification of long-term to short-term
Beginning of the year		628,220
Ending of the period		341,120	628,220
Beginning of the year		247,458
Other bad debt expenses		65,379
Ending of the period		₩ 312,837	₩ 247,458

[1]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.
[2]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.